Long-Term Debt - Additional Information - NOK Bonds (Detail)		6 Months Ended					6 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 Norwegian Kroner denominated bonds due May 2017 [Member] USD ($)	Jun. 30, 2014 Norwegian Kroner denominated bonds due May 2017 [Member] NOK	May 31, 2012 Norwegian Kroner denominated bonds due May 2017 [Member] NOK	Jun. 30, 2014 Norwegian Kroner denominated bonds due May 2017 [Member] Foreign Currency Derivatives [Member] USD ($)	Jun. 30, 2014 Norwegian Kroner denominated bonds due May 2017 [Member] Foreign Currency Derivatives [Member] NOK	Jun. 30, 2014 Norwegian Kroner denominated bonds due September 2018 [Member] USD ($)	Jun. 30, 2014 Norwegian Kroner denominated bonds due September 2018 [Member] NOK	Sep. 30, 2013 Norwegian Kroner denominated bonds due September 2018 [Member] NOK	Jun. 30, 2014 Norwegian Kroner denominated bonds due September 2018 [Member] Foreign Currency Derivatives [Member] USD ($)	Jun. 30, 2014 Norwegian Kroner denominated bonds due September 2018 [Member] Foreign Currency Derivatives [Member] NOK
Debt Instrument [Line Items]
Senior unsecured bonds issued			700,000,000	700,000,000				900,000,000	900,000,000
Carrying amount of bonds		114,100,000					146,700,000
Reference rate for the variable rate of the debt instrument		NIBOR	NIBOR				NIBOR	NIBOR
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility		5.25%	5.25%				4.35%	4.35%
Fixed interest payment rate for currency swap	4.80%				6.88%	6.88%				6.43%	6.43%
Transfer of principal amount	$ 469,066,000				$ 125,000,000	700,000,000				$ 150,000,000	900,000,000